ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

Note 5. ACCRUED EXPENSES

Accrued expenses are summarized below:

	June 30, 2023	December 31, 2022

Compensation	$276,519	$340,680
Legal and professional	179,416	144,440
Clinical	54,728	50,922
Other	5,000	5,852
Total accrued expenses	$515,663	$541,894

Note 5. ACCRUED EXPENSES

Accrued expenses at December 31, 2022 and 2021, are summarized below:

	December 31,
	2022	2021

Compensation	$340,680	$277,185
Legal and professional	144,440	166,069
Clinical	50,922	39,481
Other	5,852	766
Total accrued expenses	$541,894	$483,501

bioAffinity Technologies, Inc.

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2022 and 2021